CONVERTIBLE DEBENTURES (Schedule of Maturity of Convertible Debentures) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Balance	$ 1,387,624
Cash items
Repayment of convertible debts	(750,000)
Non-cash items
Balance	745,000	$ 1,387,624
Convertible debentures [Member]
Disclosure of detailed information about borrowings [line items]
Balance	1,387,624	0
Cash items
Issuance of convertible debt		1,500,000
Repayment of convertible debts	(750,000)
Non-cash items
Equity portion of convertible debt		(53,583)
Transaction costs		(118,689)
Accreted interest	107,376	64,896
Debt conversion		(5,000)
Extinguishment of debt	(745,000)
Issuance of debt	745,000
Balance	$ 745,000	$ 1,387,624